Financial and capital risk management - Effects of derivatives on statement of financial position and Net exposure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments classification
Current assets	$ 111	$ 134
Non-current assets	20	66
Current liabilities	243	328
Non-current liabilities	592	689
Derivative financial assets (liabilities)	$ (704)	(817)
Percentage of risk estimate	95.00%
Derivatives not designated as hedge
Financial instruments classification
Current assets	$ 111	134
Non-current assets	20	66
Current liabilities	243	328
Non-current liabilities	592	689
Derivatives not designated as hedge | Others
Financial instruments classification
Current assets	13
Non-current assets		16
Derivative financial assets (liabilities)	13	(2)
Derivatives not designated as hedge | Foreign exchange and interest rate risk
Financial instruments classification
Current assets	62	7
Non-current assets	20	50
Current liabilities	214	251
Non-current liabilities	592	689
Derivative financial assets (liabilities)	(724)	(883)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | CDI & TJLP vs. USD fixed and floating rate swap
Financial instruments classification
Current liabilities	151	111
Non-current liabilities	440	525
Derivative financial assets (liabilities)	(591)	(636)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | IPCA swap
Financial instruments classification
Current assets	41	7
Non-current assets		38
Current liabilities	6	72
Non-current liabilities	113	100
Derivative financial assets (liabilities)	(78)	(127)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Eurobonds Swap
Financial instruments classification
Non-current assets		3
Current liabilities		4
Derivative financial assets (liabilities)		(1)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Pre dollar swap
Financial instruments classification
Current assets	20
Non-current assets	9	9
Current liabilities	57	63
Non-current liabilities	38	58
Derivative financial assets (liabilities)	(66)	(112)
Derivatives not designated as hedge | Foreign exchange and interest rate risk | Libor swap
Financial instruments classification
Current assets	1
Non-current assets	11
Current liabilities		1
Non-current liabilities	1	6
Derivative financial assets (liabilities)	11	(7)
Derivatives not designated as hedge | Commodities price risk
Financial instruments classification
Current assets	36	127
Current liabilities	29	59
Derivative financial assets (liabilities)	7	68
Derivatives not designated as hedge | Commodities price risk | Base metals products
Financial instruments classification
Derivative financial assets (liabilities)	1	(16)
Derivatives not designated as hedge | Commodities price risk | Gasoil Brent and Freight
Financial instruments classification
Derivative financial assets (liabilities)	6	84
Derivatives not designated as hedge | Commodities price risk | Nickel
Financial instruments classification
Current assets	28	30
Current liabilities	27	46
Derivatives not designated as hedge | Commodities price risk | Bunker oil, Gasoil and Brent
Financial instruments classification
Current assets	8	97
Current liabilities	2	13
Derivatives not designated as hedge | Others
Financial instruments classification
Current assets	13
Non-current assets		16
Current liabilities		18
Derivative financial assets (liabilities)	$ 13	(2)
Derivatives not designated as hedge | Others | Others
Financial instruments classification
Current liabilities		$ 18